Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Disclosure Of Commitments And Contingent Liabilities Text Block Abstract
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Total
Royalty Agreements	2,455
Lease obligations	881,505
3,336,505